Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail)	Dec. 31, 2019 interest_rate_swap
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative, Number of Instruments Held	3
Minimum
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum
Derivative [Line Items]
Variable interest rate on debt	3.95%